Property and equipment detail, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property And Equipment Net, Ending Balance	$ 21,659	$ 21,842
[EquipmentAndBuildingImprovementsMember]
Property, Plant and Equipment [Line Items]
Beginning Balance	22,332	518
Additions in property and equipment	220	314
Ending Balance	22,552	22,332
Accumulated Depreciation, Property and Equipment, Beginning Balance	(490)	(318)
Depreciation for the period	(403)	(172)
Accumulated Depreciation, Property and Equipment, Ending Balance	(893)	(490)
Property And Equipment Net, Beginning Balance	21,842	200
Property And Equipment Net, Ending Balance	21,659	21,842
[LandMember]
Property, Plant and Equipment [Line Items]
Additions in property and equipment		11,109
[BuildingMember]
Property, Plant and Equipment [Line Items]
Additions in property and equipment		$ 10,391